Debt	12 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Debt

8.

    Debt

	September 30,
	2016	2015
Term loans-Bank	$2,526,502	$3,404,759
Equipment loans	354,979	334,093
Unamortized debt discount	(61,224)	(73,442)
	2,820,257	3,665,410
Less: current portion	(586,454)	(742,646)
Long-term debt	$2,233,803	$2,922,764

The term bank loans bear interest at the prime rate plus 2.75% and are adjusted monthly. The original term of the loans range from 7 to 10 years. Minimum monthly payments of principal and interest under the terms of the loans are $48,048 and are collateralized by equipment, a secured interest in the personal residence of the founding stockholder and CEO, an unconditional personal guarantee by the founding stockholder and CEO and a $200,000 certificate of deposit. In August 2016, the Company paid in full one of the three term loans. The Company maintains a life insurance policy on its founding stockholder and CEO in which the bank is the primary beneficiary. The loans contain certain non-financial covenants.

The equipment loans bear interest at rates ranging from 12% to 16% with the original term of the loans ranging from 1 to 5 years. Minimum monthly payments of principal and interest under the equipment loans are $19,379 and are collateralized by the related equipment purchased and an unconditional personal guarantee by the founding stockholder and CEO.

Interest expense on the above loans for the years ended September 30, 2016 and 2015 was $230,824 and $287,280, respectively.

Future maturities of debt at September 30, 2016 are as follows:

2017	$586,454
2018	515,793
2019	549,694
2020	569,142
2021	497,491
Thereafter	162,907
$2,881,481